Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Schedule of balances with related parties

Balances with related parties at December 31 are as follows:

	2021
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,841	—	—
Villar Mir Energía, S.L.U.	1,699	—	—	8,808
Espacio Information Technology, S.A.U.	—	—	—	737
Other related parties	—	—	—	—
Total	1,699	2,841	—	9,545

	2020
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	3,078	—	—
Villar Mir Energía, S.L.U.	2,454	—	—	2,458
Espacio Information Technology, S.A.U.	—	—	—	701
Other related parties	—	(2)	—	37
Total	2,454	3,076	—	3,196

Schedule of transactions with related parties and other related parties

	2021
	Sales and	Raw materials	Other	Finance
	Operating	and energy	Operating	Income
	Income	consumption for production	Expenses	(Note 26.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	—
Villar Mir Energía, S.L.U.	—	132,566	1,365	—
Espacio Information Technology, S.A.U.	—	—	3,266	—
Enérgya VM Gestión, S.L	—	—	120	—
Aurinka	—	—	111	—
Other related parties	—	—	68	—
Total	—	132,566	4,930	—

	2020
	Sales and	Raw materials	Other	Finance
	Operating	and energy	Operating	Income
	Income	consumption for production	Expenses	(Note 26.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	16
Villar Mir Energía, S.L.U.	—	39,900	647	—
Espacio Information Technology, S.A.U.	—	—	3,171	—
Enérgya VM Gestión, S.L	—	—	79	—
Aurinka	—	1	308	—
Other related parties	—	—	3	—
Total	—	39,901	4,208	16

	2019
	Sales and	Raw materials	Other	Finance
	Operating	and energy	Operating	Income
	Income	consumption for production	Expenses	(Note 26.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	1	68
Villar Mir Energía, S.L.U.	—	65,406	681	—
Espacio Information Technology, S.A.U.	—	—	3,566	—
Enérgya VM Generación, S.L	1	—	1	—
Enérgya VM Gestión, S.L	—	1	89	—
Aurinka	—	—	3,206	—
Other related parties	143	—	7	—
Total	144	65,407	7,551	68

Discontinued operations
Disclosure of transactions between related parties [line items]
Schedule of transactions with related parties and other related parties

At 31 December, 2020 and 2021, there were not discontinued transactions considered with Related Parties. Transactions with related parties in 2019 are as follows:

	2019
	Sales and	Raw materials	Other
	Operating	and energy	Operating
	Income	consumption for production	Expenses
	US$'000	US$'000	US$'000
Villar Mir Energía, S.L.U.	—	—	373
Enérgya VM Generación, S.L	12,635	—	117
Enérgya VM Gestión, S.L	—	66	—
Total	12,635	66	490